AB Sustainable Global Thematic Fund

Portfolio of Investments

October 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.5%
Health Care - 22.2%
Biotechnology - 0.9%
Abcam PLC	607,760	$9,163,730

Health Care Equipment & Supplies - 6.8%
Abbott Laboratories	119,490	9,990,559
Danaher Corp.	149,603	20,618,285
Koninklijke Philips NV	480,340	21,074,471
West Pharmaceutical Services, Inc.	124,763	17,945,910

		69,629,225

Health Care Providers & Services - 4.4%
Apollo Hospitals Enterprise Ltd.	1,120,430	23,478,463
UnitedHealth Group, Inc.	88,197	22,287,382

		45,765,845

Life Sciences Tools & Services - 10.1%
Bio-Rad Laboratories, Inc.-Class A (a)	71,290	23,641,190
Bruker Corp.	359,555	16,000,197
Gerresheimer AG	256,920	20,719,341
ICON PLC (a)	84,090	12,352,821
QIAGEN NV (a)	461,660	13,762,085
Tecan Group AG	74,780	17,691,393

		104,167,027

		228,725,827

Information Technology - 19.5%
Electronic Equipment, Instruments & Components - 3.3%
Horiba Ltd.	255,800	17,261,598
Keyence Corp.	26,300	16,629,396

		33,890,994

IT Services - 5.1%
Pagseguro Digital Ltd. (a)(b)	392,860	14,567,249
Square, Inc.-Class A (a)(b)	212,607	13,060,448
Visa, Inc.-Class A (b)	140,065	25,052,026

		52,679,723

Semiconductors & Semiconductor Equipment - 3.5%
Infineon Technologies AG	1,092,043	21,151,529
NVIDIA Corp.	72,779	14,630,034

		35,781,563

Software - 5.7%
Dassault Systemes SE	111,080	16,870,467
Microsoft Corp.	140,895	20,200,116
Proofpoint, Inc. (a)(b)	101,736	11,737,282
Zendesk, Inc. (a)	144,290	10,194,089

		59,001,954

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc. (b)	78,929	19,634,378

		200,988,612

Company	Shares	U.S. $ Value
Industrials - 13.5%
Aerospace & Defense - 1.4%
Hexcel Corp.	199,189	$14,863,483

Building Products - 2.4%
Kingspan Group PLC	479,645	24,853,680

Commercial Services & Supplies - 1.0%
China Everbright International Ltd.	13,502,740	10,205,450

Electrical Equipment - 3.7%
Schneider Electric SE	196,490	18,261,852
Vestas Wind Systems A/S	249,560	20,331,103

		38,592,955

Industrial Conglomerates - 1.1%
Siemens AG	93,494	10,789,207

Machinery - 2.3%
Xylem, Inc./NY (b)	313,228	24,021,455

Professional Services - 1.6%
Recruit Holdings Co., Ltd.	480,300	15,962,310

		139,288,540

Financials - 10.6%
Banks - 1.0%
HDFC Bank Ltd.	618,020	10,704,941

Capital Markets - 5.1%
Charles Schwab Corp. (The)	303,822	12,368,594
MSCI, Inc.-Class A	97,380	22,841,453
Partners Group Holding AG	22,384	17,492,227

		52,702,274

Insurance - 2.7%
AIA Group Ltd.	1,925,200	19,171,561
Prudential PLC	460,040	8,035,443

		27,207,004

Thrifts & Mortgage Finance - 1.8%
Housing Development Finance Corp. Ltd.	624,883	18,798,883

		109,413,102

Consumer Discretionary - 8.4%
Auto Components - 1.8%
Aptiv PLC (b)	212,102	18,993,734

Diversified Consumer Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	96,970	14,401,984

Internet & Direct Marketing Retail - 3.4%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	88,790	15,686,529
Amazon.com, Inc. (a)	5,847	10,388,131
Etsy, Inc. (a)	201,040	8,944,270

		35,018,930

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc.-Class B	204,130	$18,279,842

		86,694,490

Consumer Staples - 5.8%
Food Products - 2.1%
Kerry Group PLC-Class A	181,340	21,923,731

Household Products - 3.7%
Procter & Gamble Co. (The)	141,120	17,570,851
Unicharm Corp.	608,900	20,636,153

		38,207,004

		60,130,735

Materials - 5.1%
Chemicals - 5.1%
Chr Hansen Holding A/S	188,510	14,472,983
Ecolab, Inc.	130,679	25,099,515
Koninklijke DSM NV	108,970	12,933,425

		52,505,923

Utilities - 4.9%
Multi-Utilities - 1.1%
Suez	735,270	11,468,400

Water Utilities - 3.8%
American Water Works Co., Inc.	222,441	27,420,302
Beijing Enterprises Water Group Ltd. (a)	21,766,000	11,345,050

		38,765,352

		50,233,752

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
SBA Communications Corp.	60,030	14,446,219

Communication Services - 1.1%
Interactive Media & Services - 1.1%
Tencent Holdings Ltd.	286,500	11,621,275

Total Common Stocks (cost $715,497,665)		954,048,475

SHORT-TERM INVESTMENTS - 7.3%
Investment Companies - 7.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.78% (c)(d)(e) (cost $74,918,252)	74,918,252	74,918,252

Total Investments - 99.8% (cost $790,415,917) (f)		1,028,966,727
Other assets less liabilities - 0.2%		2,086,529

Net Assets - 100.0%		$1,031,053,256

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	3,500	RUB	225,797	11/14/19	$17,182
Bank of America, NA	JPY	1,438,410	USD	13,399	12/16/19	44,134
Bank of America, NA	USD	4,119	CAD	5,449	12/16/19	18,961
Barclays Bank PLC	BRL	20,789	USD	4,992	11/04/19	(191,687)
Barclays Bank PLC	USD	5,192	BRL	20,789	11/04/19	(8,285)
Barclays Bank PLC	EUR	15,609	USD	17,330	12/16/19	(128,927)
Barclays Bank PLC	USD	16,429	AUD	23,905	12/16/19	68,562
Barclays Bank PLC	USD	26,182	CAD	34,444	12/16/19	(24,937)
Barclays Bank PLC	USD	5,143	EUR	4,647	12/16/19	55,239
Barclays Bank PLC	INR	145,730	USD	2,034	1/16/20	1,284
Barclays Bank PLC	INR	2,811,056	USD	39,021	1/16/20	(195,833)
Barclays Bank PLC	CNY	96,200	USD	13,506	2/13/20	(115,228)
Barclays Bank PLC	USD	1,529	CNY	10,824	2/13/20	3,886
BNP Paribas SA	CHF	5,790	USD	5,878	12/16/19	(10,478)
BNP Paribas SA	USD	3,496	AUD	5,079	12/16/19	8,767
Citibank, NA	BRL	12,265	USD	3,063	11/04/19	4,888
Citibank, NA	USD	2,944	BRL	12,265	11/04/19	113,798
Citibank, NA	USD	12,240	TWD	380,531	11/27/19	279,155
Citibank, NA	EUR	3,588	USD	4,016	12/16/19	2,584
Citibank, NA	EUR	5,513	USD	6,061	12/16/19	(105,337)
Citibank, NA	HKD	48,542	USD	6,193	12/16/19	(169)
Citibank, NA	USD	10,455	EUR	9,409	12/16/19	69,462
Citibank, NA	USD	7,908	GBP	6,368	12/16/19	352,635
Citibank, NA	USD	13,120	KRW	15,339,787	2/06/20	18,141
Goldman Sachs Bank USA	USD	8,819	GBP	7,041	12/16/19	313,939
JPMorgan Chase Bank, NA	BRL	8,524	USD	2,129	11/04/19	3,397
JPMorgan Chase Bank, NA	USD	2,137	BRL	8,524	11/04/19	(11,456)
Natwest Markets PLC	EUR	4,678	USD	5,211	12/16/19	(21,037)
Natwest Markets PLC	GBP	1,107	USD	1,427	12/16/19	(8,506)
Natwest Markets PLC	USD	5,761	EUR	5,218	12/16/19	75,536
Natwest Markets PLC	USD	1,844	GBP	1,437	12/16/19	19,786
Natwest Markets PLC	USD	13,645	JPY	1,438,410	12/16/19	(289,758)
Natwest Markets PLC	USD	2,749	MXN	54,520	12/16/19	66,879
State Street Bank & Trust Co.	EUR	2,488	USD	2,784	12/16/19	1,550
State Street Bank & Trust Co.	USD	6,968	EUR	6,319	12/16/19	100,175
State Street Bank & Trust Co.	USD	7,144	EUR	6,379	12/16/19	(8,714)
State Street Bank & Trust Co.	USD	15,433	GBP	12,485	12/16/19	761,816
State Street Bank & Trust Co.	USD	1,391	NOK	12,435	12/16/19	(38,332)
State Street Bank & Trust Co.	USD	6,025	SEK	58,180	12/16/19	14,843
State Street Bank & Trust Co.	USD	3,604	ZAR	53,675	12/17/19	(72,612)
UBS AG	EUR	117,233	USD	130,400	12/16/19	(728,601)

						$456,702

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of October 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $268,212,783 and gross unrealized depreciation of investments was $(29,205,271), resulting in net unrealized appreciation of $239,007,512..

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown1

October 31, 2019 (unaudited)

45.5%	United States
6.9%	Japan
5.7%	Ireland
5.2%	India
5.1%	Germany
4.7%	China
4.5%	France
3.4%	Switzerland
3.4%	Denmark
3.3%	Netherlands
1.9%	Hong Kong
1.7%	United Kingdom
1.4%	Brazil
7.3%	Short-Term

100.0%	Total Investments

1	All data are as of October 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Sustainable Global Thematic Fund

October 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Health Care	$145,762,159		$82,963,668		$	– 0	–	$228,725,827
Information Technology	129,075,622		71,912,990			– 0	–	200,988,612
Industrials	63,738,618		75,549,922			– 0	–	139,288,540
Financials	35,210,047		74,203,055			– 0	–	109,413,102
Consumer Discretionary	86,694,490		– 0	–		– 0	–	86,694,490
Consumer Staples	39,494,582		20,636,153			– 0	–	60,130,735
Materials	25,099,515		27,406,408			– 0	–	52,505,923
Utilities	27,420,302		22,813,450			– 0	–	50,233,752
Real Estate	14,446,219		– 0	–		– 0	–	14,446,219
Communication Services	– 0	–	11,621,275			– 0	–	11,621,275
Short-Term Investments	74,918,252		– 0	–		– 0	–	74,918,252

Total Investments in Securities	641,859,806		387,106,921	(a)		– 0	–	1,028,966,727
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,416,599			– 0	–	2,416,599
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,959,897)			– 0	–	(1,959,897)

Total	$641,859,806		$387,563,623		$	– 0	–	$1,029,423,429

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2019 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	7/31/19	at Cost	Proceeds	10/31/19	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$39,175	$55,213	$19,470	$74,918	$245